Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares month $ / shares	Dec. 31, 2020 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	1,165,147	876,425
Weighted average share price at grant date (CAD$) | $ / shares	$ 9.38	$ 7.66
Risk-free rate	0.78%	135.00%
Expected dividend yield	1.30%	1.02%
Expected stock price volatility (based on historical volatility)	57.00%	52.00%
Expected life of option (months)	54	63
Weighted average per share fair value of stock options granted (CAD$) | $	$ 3.82	$ 3.27
Expected dividend yield	1.30%	1.02%
Risk-free rate	0.78%	135.00%
Expected life of option (months)	54	63